Organization and Significant Accounting Policies - Additional Information (Detail)									1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 10, 2014 shares	Aug. 06, 2014 shares	Jun. 26, 2014 shares	May. 29, 2014 shares	Dec. 11, 2013 USD ($) shares	Mar. 12, 2013 shares	Jan. 22, 2013 shares	Jul. 01, 2006 shares	Dec. 31, 2013 USD ($) shares	Mar. 31, 2015 USD ($) Subsidiary shares	Mar. 31, 2014 USD ($) shares	Dec. 31, 2014 USD ($) Subsidiary shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares
Organization And Significant Accounting Policies [Line Items]
Percentage of ownership in issued and outstanding shares of common stock parent Company										93.70%		93.70%
Common stock in subsidiary Company | shares								20,000,000
Burn rate										$ 255,000		$ 535,000
Capital expenditures and patent costs										$ 56,000		$ 82,000
Revenue-generating subsidiaries | Subsidiary										2		2
Original maturities period, maximum										3 months		3 months
Restricted cash									$ 50,000	$ 50,000		$ 50,000	$ 50,000
Allowance for doubtful accounts receivable									19,000	$ 19,000		$ 19,000	19,000
Estimated useful life of property and equipment										5 years		5 years
Patents and patent licenses									2,760,000	$ 3,467,000		$ 3,367,000	2,760,000
Impairment losses on long-lived assets										52,000	$ 36,000	$ 92,000	$ 52,000
Period of right of return guarantee												30 days	30 days
Allowance for sales returns													$ 10,000
Net deferred revenue									$ 3,000	$ 0		$ 0	$ 3,000
Vested stock options outstanding | shares										21,593,307	19,431,138	21,102,855	18,958,403
Stock options outstanding, non-vested | shares									4,679,290	8,833,446	3,848,655	7,826,075	4,679,290
Number of shares issuable upon exercise of warrants | shares											45,650,654
Warrants outstanding | shares									44,983,988	117,891,242		127,508,118	44,983,988	3,500,000
Number of common shares considered dilutive | shares										110,128,742
Common stock in subsidiary Company | shares								20,000,000
Number of shares of common stock sold | shares	4,444,445	6,000,000	5,500,000	3,333,333		5,000,000	10,125,000
Revenues										$ 1,622,000	$ 1,649,000	$ 7,017,000	$ 6,147,000
Amortization expense										32,000	$ 15,000
Accumulated amortization									$ 510,000	$ 604,000		$ 572,000	$ 510,000
Warrants outstanding converted into common stock | shares						2,500,000	5,062,500		45,650,654			127,508,118	45,650,654
Restricted Stock [Member]
Organization And Significant Accounting Policies [Line Items]
Non-vested restricted stock awards | shares									145,000	245,000	552,625	145,000	145,000
Allowance for Sales Returns [Member]
Organization And Significant Accounting Policies [Line Items]
Allowance for sales returns										$ 10,000		$ 10,000	$ 10,000
Cell Technology [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed										48.00%	51.00%	50.00%	48.00%
Skin Care [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed										52.00%	49.00%	50.00%	52.00%
Warrants outstanding | shares									200,000	200,000		200,000	200,000	200,000
Research and Development [Member]
Organization And Significant Accounting Policies [Line Items]
Amortization expense												$ 62,000	$ 61,000
Therapeutic [Member]
Organization And Significant Accounting Policies [Line Items]
Revenues												0
Clinical [Member]
Organization And Significant Accounting Policies [Line Items]
Revenues												$ 0
Lincoln Park Capital Fund, LLC [Member]
Organization And Significant Accounting Policies [Line Items]
Number of shares of common stock sold | shares										9,866,666			9,866,666
Common stock sold										$ 1,838,000,000			$ 1,838,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Organization And Significant Accounting Policies [Line Items]
Potential common stock value to be sold					$ 10,250,000				$ 10,250,000				$ 10,250,000
Number of shares of common stock sold | shares					1,666,666					0		8,200,000	1,666,666
Common stock sold					$ 250,000							$ 1,588,000